Segment information and geographic data (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets	$ 52,881	$ 49,904	$ 78,453
Reportable Segment
Assets	51,358	45,713	71,757
Intersegment Receivables
Assets	(10,515)	(6,794)	(6,430)
Intersegment Investment and Goodwill
Assets	12,038	10,985	(19,533)
Discontinued Operations
Assets	$ 0	$ 0	$ 32,659